LOANS AND OTHER FINANCING - Changes in gross carrying amount and corresponding expected credit losses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOANS AND OTHER FINANCING
Balance at the beginning of the year	$ 159,085,216
Balance at the end of the year	155,474,329	$ 159,085,216
Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	171,801,616	194,731,705
Net changes of financial assets	(229,882)	(19,162,788)
Write-offs	(7,605,536)	(9,626,820)
Exchange Differences and Others	1,555,950	5,859,519
Balance at the end of the year	165,522,148	171,801,616
Stage 1
LOANS AND OTHER FINANCING
Balance at the beginning of the year	142,819,390
Balance at the end of the year	143,239,532	142,819,390
Stage 1 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	145,621,333	171,911,741
Transfers 1 to 2	(2,706,703)	(4,852,066)
1 to 3	(1,669,225)	(2,330,308)
2 to 1	2,472,284	1,234,686
3 to 1	549,224	70,542
Net changes of financial assets	1,103,670	(23,213,643)
Write-offs	(1,460,146)	(1,696,215)
Exchange Differences and Others	1,154,372	4,496,596
Balance at the end of the year	145,064,809	145,621,333
Stage 2
LOANS AND OTHER FINANCING
Balance at the beginning of the year	11,863,573
Balance at the end of the year	9,658,012	11,863,573
Stage 2 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	14,865,396	9,571,995
Transfers 1 to 2	2,706,703	4,852,066
2 to 3	(345,905)	(1,277,483)
2 to 1	(2,472,284)	(1,234,686)
3 to 2	436,312	55,376
Net changes of financial assets	(2,208,067)	4,131,246
Write-offs	(927,797)	(1,737,832)
Exchange Differences and Others	246,032	504,714
Balance at the end of the year	12,300,390	14,865,396
Stage 3
LOANS AND OTHER FINANCING
Balance at the beginning of the year	4,402,253
Balance at the end of the year	2,576,785	4,402,253
Stage 3 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	11,314,887	13,247,969
1 to 3	1,669,225	2,330,308
2 to 3	345,905	1,277,483
3 to 2	(436,312)	(55,376)
3 to 1	(549,224)	(70,542)
Net changes of financial assets	874,515	(80,391)
Write-offs	(5,217,593)	(6,192,773)
Exchange Differences and Others	155,546	858,209
Balance at the end of the year	8,156,949	11,314,887
Expected credit losses [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	12,716,401	13,874,750
Balance at the beginning of the year	12,716,401
Transfers 1 to 2	594,638	1,458,253
1 to 3	2,276,619	3,690,105
2 to 3	181,269	784,620
2 to 1	(343,059)	(137,064)
3 to 2	(324,835)	(43,455)
3 to 1	(290,416)	(66,014)
Net changes of financial assets	2,773,234	2,418,237
Write-offs	(7,605,536)	(9,626,820)
Exchange Differences and Others	69,504	363,789
Balance at the end of the year		12,716,401
Balance at the end of the year	10,047,819	12,716,401
Expected credit losses [member] | Stage 1
LOANS AND OTHER FINANCING
Balance at the beginning of the year	2,801,943	3,298,489
Balance at the beginning of the year	2,801,943
Transfers 1 to 2	(143,762)	(176,175)
1 to 3	(213,280)	(54,807)
2 to 1	28,625	51,073
3 to 1	(799)	2,133
Net changes of financial assets	786,772	1,257,132
Write-offs	(1,460,146)	(1,696,216)
Exchange Differences and Others	25,924	120,314
Balance at the end of the year		2,801,943
Balance at the end of the year	1,825,277	2,801,943
Expected credit losses [member] | Stage 2
LOANS AND OTHER FINANCING
Balance at the beginning of the year	3,001,823	1,723,489
Balance at the beginning of the year	3,001,823
Transfers 1 to 2	738,400	1,634,428
2 to 3	(214,718)	(335,559)
2 to 1	(371,684)	(188,137)
3 to 2	102,955	15,826
Net changes of financial assets	284,880	1,850,908
Write-offs	(927,797)	(1,737,831)
Exchange Differences and Others	28,520	38,699
Balance at the end of the year		3,001,823
Balance at the end of the year	2,642,379	3,001,823
Expected credit losses [member] | Stage 3
LOANS AND OTHER FINANCING
Balance at the beginning of the year	6,912,635	8,852,772
Balance at the beginning of the year	6,912,635
1 to 3	2,489,899	3,744,912
2 to 3	395,987	1,120,179
3 to 2	(427,790)	(59,281)
3 to 1	(289,617)	(68,147)
Net changes of financial assets	1,701,582	(689,803)
Write-offs	(5,217,593)	(6,192,773)
Exchange Differences and Others	15,060	204,776
Balance at the end of the year		6,912,635
Balance at the end of the year	$ 5,580,163	$ 6,912,635